SCHEDULE OF LOCATION OF THE COMPANY’S LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 40,816	¥ 44,369
PRC [Member
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 40,816	¥ 44,369